FIRST PRIORITY FUNDS

First Priority Treasury Money Market Fund
First Priority Limited Maturity Government Fund
First Priority Fixed Income Fund
First Priority Balanced Fund
First Priority Value Fund
First Priority Growth Fund

     SUPPLEMENT TO COMBINED PROSPECTUS AND COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 1998



Effective May 15, 1998, First Priority Funds will change its name to Regions Funds. As a result, please delete all references to "First Priority Funds" throughout the prospectus and statement of additional information and replace them with "Regions Funds" to reflect this change.

In addition, each of the individual portfolios will change its name as follows:

      FORMER NAME                                 NEW NAME

First Priority Treasury Money Market FundRegions Treasury Money Market Fund First Priority Limited Maturity Government Fund Regions Limited Maturity Government Fund First Priority Fixed Income Fund Regions Fixed Income Fund First Priority Balanced Fund Regions Balanced Fund First Priority Value Fund Regions Value Fund First Priority Growth Fund Regions Growth Fund

Therefore, please change all references to the respective portfolio's name in the prospectus and statement of additional information.



                                  May 15, 1998

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     Cusip 75913Q878 Cusip 75913Q209 Cusip 75913Q886 Cusip 75913Q100 Cusip
     75913Q852 Cusip 75913Q605 Cusip 75913Q860 Cusip 75913Q506 Cusip 75913Q803
     Cusip 75913Q407 Cusip 75913Q704 Cusip 75913Q308 G01989-05 (5/98)
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